Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions of Subsidiaries [Abstract]
Schedule of Consideration Transferred

Consideration transferred

US$’000
Cash through amount due to ultimate holding company	2,540
Ordinary shares of the intermediate holding company	5,607
Ordinary shares of immediate holding company	5,607
Other consideration payable	3,077
Net assets acquired	16,831

Scheule of Assets and Liabilities at the Date of Acquisition	assets and liabilities at the date of acquisition
US$’000
Cash and cash balances	27
Accounts receivable	674
Prepayments, deposits and other receivables	301
Property, plant and equipment	333
Intangible assets	25,752
Accounts payable	(402)
Other payables and accruals	(1,724)
Borrowings	(37)
Lease liabilities	(244)
Contract liabilities	(419)
Deferred tax liabilities	(2,961)
Net assets acquired	21,300
assets and liabilities at the date of acquisition
US$’000
Cash and cash balances	4,273
Accounts receivable	920
Prepayments, deposits and other receivables	622
Property, plant and equipment	349,061
Accounts payable	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Borrowings	(159,722)
Contract liabilities	(471)
Tax payables	(214)
Amounts due to shareholders	(47,157)
Non-controlling interest	(71,136)
Net assets acquired	74,187
Investment in joint ventures eliminated	74,187

Schedule of Gain Arising on Acquisition	Gain arising on acquisition
US$
Recognized amounts of net assets acquired	21,300
Less: consideration transferred by ultimate holding company	(16,831)
4,469

Schedule of Net Cash Inflow on Acquisition

Net cash inflow on acquisition of The Art Newspaper SA

Cash and cash equivalents balances acquired	27

Net cash inflow on acquisition of Singapore hotel companies

Cash and cash equivalents balances acquired	4,273